Shareholders' equity (Narrative) (Details) $ / shares in Units, $ in Thousands			1 Months Ended			3 Months Ended	12 Months Ended
	Jun. 02, 2020 USD ($) shares	Jun. 15, 2019 shares	Jun. 30, 2019 USD ($) shares	Feb. 28, 2019 USD ($) $ / shares shares	Nov. 30, 2018 USD ($) $ / shares shares	Jun. 30, 2019	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) Vote $ / shares shares	Dec. 31, 2018 USD ($) $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reverse share split						1-for 6.69
Ordinary shares, authorized | shares							75,000,000	75,000,000
Number of Ordinary shares that were exchanged for Ordinary shares | shares		18,654,270
Number of votes | Vote								1
Net proceeds from Initial public offering								$ 113,350
Net of issuance costs							$ 1,109	4,876
Issuance of Protected ordinary shares, net of issuance costs								$ 4,340	$ 54,635
Vesting period							4 years
Weighted-average grant-date fair value of options granted | $ / shares							$ 27.85	$ 11.99	$ 1.27
Aggregate intrinsic value of exercised options							$ 128,463	$ 2,715	$ 5,716
Grant-date fair value of vested options							12,620	$ 5,768	$ 972
Total unrecognized compensation cost							$ 71,512
Total unrecognized compensation cost weighted-average period							3 years 2 months 26 days
2011 plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period								4 years
2019 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period								4 years
Unallocated ordinary shares | shares							1,235,731
New investor and certain existing investors | A4 protected ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of ordinary shares, net of issuance costs (in shares) | shares					2,317,434
Issuance of Protected ordinary shares, net of issuance costs					$ 52,995
Shares issued during period, price per share | $ / shares					$ 22.88
Existing Investor | A4 protected ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of ordinary shares, net of issuance costs (in shares) | shares				182,752
Net of issuance costs				$ 60
Issuance of Protected ordinary shares, net of issuance costs				$ 4,125
Shares issued during period, price per share | $ / shares				$ 22.88
Deemed dividend				$ 632
IPO
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of ordinary shares, net of issuance costs (in shares) | shares	2,300,000		6,052,631
Net proceeds from Initial public offering	$ 129,853		$ 113,332
IPO | Underwriters
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of ordinary shares, net of issuance costs (in shares) | shares	300,000		789,473
ESPP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of ordinary shares reserved and available for grant and issuance | shares							410,000
Percentage number of shares available for issuance							1.00%
Percentage price of ordinary share purchased of fair market value							85.00%